Note 13. Restructuring and Impairment Charges Narrative (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended					12 Months Ended							12 Months Ended				12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 07, 2013 USD ($)	Dec. 31, 2014 Contract Termination [Member] USD ($)	Dec. 31, 2014 Other Restructuring [Member] USD ($)	Sep. 04, 2012 Purchase Obligation Termination [Member] USD ($) claim	Sep. 04, 2012 Purchase Obligation Termination [Member] EUR (€)	Sep. 30, 2014 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2014 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2014 Other Restructuring Charges [Member] USD ($)	Dec. 31, 2013 Other Restructuring Charges [Member] USD ($)	Dec. 31, 2012 Other Restructuring Charges [Member] USD ($)	Dec. 31, 2011 Other Restructuring Charges [Member] USD ($)	Dec. 31, 2014 Semiconductor [Domain] USD ($)	Dec. 31, 2014 Solar Energy [Member] USD ($)	Dec. 31, 2014 Semiconductor Material Consolidation [Domain] USD ($)	Dec. 31, 2014 2011 US Plan [Member] [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2012 2011 US Plan [Member] [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2011 2011 US Plan [Member] [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2014 2011 US Plan [Member] [Member] Contract Termination [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] [Member] Contract Termination [Member] USD ($)	Dec. 31, 2012 2011 US Plan [Member] [Member] Contract Termination [Member] USD ($)	Dec. 31, 2011 2011 US Plan [Member] [Member] Contract Termination [Member] USD ($)	Dec. 31, 2014 2011 US Plan [Member] [Member] Other Restructuring Charges [Member] USD ($)	Dec. 31, 2013 2011 US Plan [Member] [Member] Other Restructuring Charges [Member] USD ($)	Dec. 31, 2012 2011 US Plan [Member] [Member] Other Restructuring Charges [Member] USD ($)	Dec. 31, 2011 2011 US Plan [Member] [Member] Other Restructuring Charges [Member] USD ($)	Dec. 31, 2014 2011 Global Plan [Member] employee	Sep. 04, 2012 2011 Global Plan [Member] Purchase Obligation Termination [Member] USD ($)	Dec. 31, 2014 Workforce Restructuring Plan [Member] Semiconductor Material Consolidation [Domain] USD ($)	Sep. 30, 2014 Merano Polysilicon Plant [Member] Semiconductor [Domain] USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Reversals - 2011 Global Plan		$ 12.0
Tangible Asset Impairment Charges		134.6	37.0	19.6												2.1	75.2
Restructuring Reserve						29.7						41.9	85.8	204.5	371.3				0.7	21.3	31.7	60.2	29.7	40.2	134.5	260.0	11.5	24.3	38.3	51.1
Payments for Legal Settlements										25.0	45.0
Increase (Decrease) in Other Noncurrent Assets								(10.2)
Restructuring and Related Cost, Expected Number of Positions Eliminated																															1,400
Restructuring and Related Cost, Expected Number of Positions Eliminated, Percent																															20.00%
Restructuring reversals		(8.3)	(10.8)	(83.5)										(95.5)				3.9	(14.3)	(10.9)	0		0	0.5	(93.4)		(0.3)	(1.1)	(2.1)				2.5
Restructuring and Related Cost, Expected Cost												251.4	266.0	277.5					38.0	52.3	63.2		165.1	165.1	164.6		48.3	48.6	49.7
Cash Payments												(26.8)	(73.2)	(74.0)					(3.6)	(0.3)	(27.8)		(10.5)	(60.5)	(34.3)		(12.7)	(12.4)	(11.9)
Asset Impairment Charges		134.6	48.3	20.0																														57.3
Other than Temporary Impairment Losses, Investments		1.0	3.8	3.6
Inventory Write-down		7.3	16.1	3.4
Loss Contingency, Claims Settled, Number								2	2
Litigation Settlement, Gross									70.0
Restructuring Reserve, Accrual Adjustment		(14.6)	(11.5)				2.6																									(69.2)
Gain on Receipt of Property Plant and Equipment	31.7	(4.7)	0	31.7
Renesola refundable deposit, pre settlement					34.8
Payments for Purchase of Other Assets		12.2
Debt Transferred in Conjunction with Asset Sale		9.1
Gain (Loss) on Disposition of Property Plant Equipment		4.7
Restructuring settlement, non cash												1.1	(36.4)						(0.9)	0			0	(34.8)			2.0	(1.6)
Restructuring Reserve, Translation Adjustment												(3.6)	2.4	2.7					(1.8)	0.8	(0.7)		0	0.5	2.2		(1.8)	1.1	1.2
Restructuring and Related Cost, Cost Incurred to Date												$ 251.4	$ 266.0	$ 277.5					$ 38.0	$ 52.3	$ 63.2		$ 165.1	$ 165.1	$ 164.6		$ 48.3	$ 48.6	$ 49.7